TRADE AND OTHER PAYABLES (Details) - CAD ($)	Sep. 30, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 71,001	$ 32,276
Accrued liabilities	120,219	90,000
Trade and other payables	$ 191,220	$ 122,276